Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 251,722	$ 2,791,198	$ 4,760,705	$ 16,629,450
Cost of goods sold			5,367,636	15,281,791
Cost of revenue	115,445	2,394,700
Gross profit (loss)	136,277	396,498	(606,931)	1,347,659
Operating expenses:
General and administrative, related parties	240,000	240,000	960,000	1,090,000
Loss associated with early termination of vendor agreement			1,755,082
General and administrative, other	728,763	829,762	2,929,899	4,869,344
Total operating expenses	968,763	1,069,762	5,644,981	5,959,344
Loss from continuing operations	(832,486)	(673,264)	(6,251,912)	(4,611,685)
Other (income) expenses:
Interest expense	1,056,887	1,221,533	4,351,333	8,438,861
Gain on change in fair value of derivatives	(462,005)	638,118	(3,212,113)	(19,202,431)
Total Other (Income) Expenses	594,882	1,859,651	1,139,220	(10,763,570)
Income (loss) from continuing operations before income taxes	(1,427,368)	(2,532,915)	(7,391,132)	6,151,885
Income tax provision
Net income (loss) from continuing operations	(1,427,368)	(2,532,915)	(7,391,132)	6,151,885
Discontinued Operations:
Loss on disposal of assets				(252,538)
Income (loss) from discontinued operations, net of tax			21,451	(403,207)
Income (loss) from discontinued operations	3,573	5,363	21,451	(655,745)
Net income (loss)	$ (1,423,795)	$ (2,527,552)	(7,369,681)	5,496,140
Less: net loss attributable to noncontrolling interest				(529,672)
Net income (loss) attributable to Ozop Energy Solutions, Inc.			$ (7,369,681)	$ 6,025,812
Income (loss) from contuining operations per share of common stock basic	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Income (loss) from contuining operations per share of common stock diluted	(0.00)	(0.00)	(0.00)	0.00
Income (loss) from discontinued operations per share of common stock basic	0.00	0.00	0.00	(0.00)
Income (loss) from discontinued operations per share of common stock fully diluted	0.00	0.00	0.00	(0.00)
Income (loss) per share basic	(0.00)	(0.00)	(0.00)	0.00
Income (loss) per share fully diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Weighted average shares outstanding
Weighted average shares outstanding Basic	5,670,128,359	4,834,943,957	4,980,801,687	4,661,316,460
Weighted average shares outstanding Diluted	5,670,128,359	4,834,943,957	4,980,801,687	4,661,316,460